Schedule of Share-Based Payment Award, Valuation Assumptions (Details) - BMP Equity Incentive Plan [Member]	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term in years	4 years	4 years
Discount rate	32.10%	32.10%
Discount for lack of marketability	23.10%	23.10%
Long-term growth rate (after discrete projection period)	2.50%	2.50%